Condensed Parent Only Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss (income)	$ (5,960)	$ (9)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation	4
Allowance for expected credit losses	410
Share based compensations	3,810
Share of results of an associate	3
Interest income from loan to a third party	(26)
Lease expense	93
Change in operating assets and liabilities:
Change in refundable deposits	(288)
Change in prepaid expenses and other current assets	(1,763)
Change in amount due from a director	1
Change in accruals and other current liabilities	158
Change in lease liabilities	(80)
Change in amount due to a subsidiary	39	8
Cash used in operating activities	(3,599)	(1)
Cash flows from investing activities
Purchase of property and equipment	(128)
Investment in an associate	(257)
Loan to a third party	(958)
Cash (used in) provided by investing activities	(1,343)
Cash flows from financing activities
Net proceeds from IPO	7,065
Advance to a subsidiary	(774)
Advance from a director	3	6
Cash provided by (used in) financing activities	6,294	6
Net change in cash, cash equivalents and cash segregated for regulatory purpose	1,352	5
Cash, cash equivalents and cash segregated for regulatory purpose at beginning of the year	5
Cash, cash equivalents and cash segregated for regulatory purpose at the end of the year	1,357	5
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 1,044